WARRANT LIABILITIES	12 Months Ended
Dec. 31, 2025
WARRANT LIABILITIES
WARRANT LIABILITIES

NOTE 8 – WARRANT LIABILITIES

The Company accounts for its outstanding September 2024 Series A Warrants as liabilities on the balance sheet due to their derivative characteristics. These warrants are measured at fair value upon issuance and are subsequently remeasured at each reporting date, with changes in fair value recognized in the statement of operations. The fair value of the warrant liability is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. As of December 31, 2025, the fair value of the warrant liabilities was $333,657, which is presented as a current liability on the balance sheet. The September 2024 Series A Warrants are set to expire on March 20, 2028.

Private Placement – 2024

On September 18, 2024, the Company completed a private placement with twelve investors, issuing a total of 3,112 units at an offering price of $787.50 per unit, for total gross proceeds of approximately $2.45 million (the “Offering 2024”). Each unit consists of one ordinary share of the Company, par value $0.875 per share (the “Ordinary Share”), one Series A warrant (the “September 2024 Series A Warrant”), and one Series B warrant (the “September 2024 Series B Warrant”).

The September 2024 Series A Warrant entitles the holder to purchase one Ordinary Share at an exercise price of $1,181.25 per share, subject to downward adjustment to match the latest issuance price in the event of a dilutive issuance. The September 2024 Series B Warrant is a compensatory warrant, designed to protect investors against potential share price declines. If the Company’s share price falls below the offering price, the September 2024 Series B Warrant allows the investor to receive additional Ordinary Shares such that the total number of shares issued is equal to the original investment amount divided by the lower of: (i) 90% of the lowest trading price during any ten-day period, or (ii) a floor price of $189.00 per share (collectively, the “Purchaser Warrants”). The Purchaser Warrants are immediately exercisable upon issuance and expire three years and six months from the issuance date.

Classification of September 2024 Series A Warrants and September 2024 Series B Warrants as Liabilities

According to ASC 815-40-25, a financial instrument is classified as equity if it meets the following criteria: 1. Settlement in Issuer’s Own Shares: The instrument must be settled solely by delivering a fixed number of shares; and. 2.Fixed-for-Fixed Rule: The instrument must have a fixed exercise price and entitles the holder to a fixed number of shares.

September 2024 Series A Warrants have the following key characteristics:

●	Downward Adjustment Mechanism: The exercise price adjusts for future dilutive issuances.
●	Floor Price: $189.00 per share, which matches the floor price of the September 2024 Series B Warrants.
●	Dilution of Units: The number of September 2024 Series A Warrants increased from 3,112 to 19,446 due to the downward adjustment of the exercise price.

Therefore, the September 2024 Series A Warrants likely fail to meet the fixed-for-fixed criterion under ASC 815-40 and should be classified as liabilities rather than equity. Additionally, September 2024 Series A Warrants with downward pricing adjustments linked to future events are treated as derivatives.

September 2024 Series B Warrants have the following key characteristics:

●	Exercise Price Adjustment: September 2024 Series B Warrants do not have a fixed exercise price; instead, they include a reset mechanism based on the lower of 90% of the lowest trading price over a specified period or a floor price of $189.00 per share.
●	Compensatory Nature: September 2024 Series B Warrants are compensatory in nature, designed to provide additional shares to investors if the share price declines below the offering price.
●	Dilution Protection: The warrants protect investors from dilution by issuing additional shares when the market price falls.

Therefore, the September 2024 Series B Warrants likely fail to meet the fixed-for-fixed criterion under ASC 815-40 and should be classified as liabilities rather than equity. Additionally, September 2024 Series B Warrants with downward pricing adjustments linked to future events are treated as derivatives.

Fair Value Measurements of Warrant Liabilities

Both September 2024 Series A Warrants and September 2024 Series B Warrants are classified as liabilities or derivatives and must be measured at fair value in accordance with ASC 815-10-45. The fair value measurement process involves the following steps:

●	Initial Measurement: The September 2024 Series A Warrants and September 2024 Series B Warrants are measured at fair value at the time of issuance.
●	Subsequent Measurement: The fair value of the September 2024 Series A Warrants and September 2024 Series B Warrants is re-measured at each reporting date.
●	Changes in Fair Value: Any changes in fair value are recognized in earnings on the income statement for the relevant reporting period.
●	Derivative Impact: As derivatives, the September 2024 Series A Warrants and September 2024 Series B Warrants require ongoing fair value adjustments based on stock price changes and other relevant factors. This remeasurement process is essential for capturing the financial impact of the warrants’ reset and adjustment features.

The Company utilized the Black-Scholes option pricing model to estimate the fair value of the warrants. The significant assumptions and inputs applied in the remeasurement as of December 31, 2025 are summarized below:

●	Expected Volatility: 121.37%, based on the historical volatility of the Company’s closing stock price since inception.
●	Risk-Free Interest Rate: 3.375%, derived from the yield on three-year U.S. Treasury notes.
●	Exercise Price: $189.00, which is the floor price established in the warrant agreements.
●	Term: 2.167 years (26 months), reflecting the contractual life of the warrants.

These inputs are critical in determining the fair value of the warrants and are reassessed at each reporting date to ensure accuracy and compliance with ASC 815 requirements. The following table provides a summary of the assessment for September 2024 Series A Warrants and September 2024 Series B Warrants.

Exercise of September 2024 Series A Warrants – 2025

In February 2025, investors exercised 1,715 September 2024 Series A Warrants at an exercise price of $189.00 per warrant. The Company received cash proceeds of $324,000, which were recorded in equity. In connection with the exercise, the warrant liability was reduced by $126,180, with a corresponding increase to additional paid-in capital, based on a fair market value of $73.61 per warrant.

Summary of September 2024 Series A Warrants

		Units after	Units after
	Units -	25:1	further 35:1
	Original	Split	Split	FMV
Initial measurement-when issuing	2,722,224	108,889	3,112	$1,064,287
Subsequent share price change	14,291,677	571,668	16,334	399,759
Exercise of September 2024 Series A Warrants - 2024	(1,038,889)	(41,556)	(1,188)	(89,396)
Loss on September 2024 Series A Warrant remeasurement at December 31, 2024	—	—	—	50,282
Balance at December 31, 2024	15,975,012	639,001	18,258	$1,424,932
Exercise of September 2024 Series A Warrants - 2025	(1,500,000)	(60,000)	(1,715)	(126,180)
Re-measurement adjustment	—	—	—	(965,095)
FMV of September 2024 Series A Warrants at December 31, 2025	14,475,012	579,001	16,543	$333,657

The remeasurement of the September 2024 Series A Warrants resulted in a gain of $965,095 for the year ended December 31, 2025, and a loss of $50,282 for the year ended December 31, 2024. Such gain or loss was recognized in the consolidated statements of operations and comprehensive income (loss).

Summary of September 2024 Series B Warrants

The September 2024 Series B Warrants were exercised in full in 2024.

		Units after	Units after
	Units -	25:1	further 35:1
Assessments	Original	Split	Split	FMV
Initial - when issuing	2,722,224	108,889	3,112	$722,539
Subsequent share price change	5,835,330	233,413	6,669	$43,232
Exercise of September 2024 Series B Warrants in full - 2024	(8,557,554)	(342,302)	(9,781)	$(765,771)
Balance at December 31, 2024	—	—	—	$—